RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	9 Months Ended
Dec. 31, 2016
Restatement Of Previously Issued Financial Statements Tables
Selected Balance Sheet information
	Previously	Effect of	As
	Reported	Restatement	Restated
Current assets
Cash	$-	$415	$415
Total assets	-	415	415

Stockholders' deficit
Common stock	670	42	712
Additional paid-in capital	1,769	373	2,142
Total stockholders' deficit	(5,000)	415	(4,585)
Total liabilities and stockholders' deficit	-	415	415

Selected Statement of Operations information
	Previously	Effect of	As
	Reported	Restatement	Restated

Weighted average shares-basic and diluted	19,290,406	72,983	19,363,389

Selected Statement of Stockholders' Deficit information
	Previously Reported	Effect of Restatement	As Restated

Issuance of common stock to founders for no consideration - number of shares	26,100,000	(6,100,000)	20,000,000

Issuance of common stock to founders for no consideration - Amount of Common Stock	$2,610	$(610)	$2,000

Issuance of common stock to founders for no consideration - Discount on Common Stock	(2,610)	610	(2,000)

Issuance of common stock for change in control - Number of Shares	-	6,100,000	6,100,000

Issuance of common stock for change in control - Amount of Common Stock	$-	$610	$610

Issuance of common stock for change in control - Discount on Common Stock	-	(610)	(610)

Issuance of common stock for cash - Number of of Shares	-	415,000	415,000

Issuance of common stock for cash - Amount of Common Stock	$-	$42	$42

Issuance of common stock for cash - Additional Paid-in Capital	-	373	373

Issuance of common stock for cash - Total Stockholders' Deficit	-	415	415

Balance, December 31, 2016 - Number of Shares	6,700,000	415,000	7,115,000

Balance, December 31, 2016 - Amount of Common Stock	$670	$42	$712

Balance, December 31, 2016 - Additional Paid-in Capital	1,769	373	2,142

Balance, December 31, 2016 - Total Stockholders' Deficit	(5,000)	415	(4,585)

Selected Statement of Cash Flows information
	Previously	Effect of	As
	Reported	Restatement	Restated
FINANCING ACTIVITIES
Proceeds from issuance of common stock	$-	$415	$415
Net cash provided by financing activities	-	415	415
Net increase in cash	-	415	415
Cash, end of period	-	415	415

NON-CASH TRANSACTION:
Common stock issued to founders for no consideration	670	(610)	60
Common stock issued to officer for no consideration	-	610	610